Corporate information	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate information	Corporate information
Klarna Group plc is a public company with limited liability incorporated under the laws of England and
Wales. The consolidated financial statements consist of Klarna Group plc and its direct and indirect subsidiaries (collectively, “Klarna,” the “Company,” the “Group,” “we,” “us,” or “our”).
Klarna is a technology-driven payments company, with operations spanning multiple countries. We connect consumers and merchants with comprehensive payment solutions and tailored advertising solutions, both online and offline. Our payment solutions provide consumers with more control and flexibility over their payments.
On September 10, 2025, the Company completed its initial public offering (“IPO”) of 5,000,000 ordinary shares, completed the sale of additional 29,311,274 ordinary shares from “selling shareholders” and on
September 22, 2025, completed the sale of 5,146,691 of additional ordinary shares to the underwriters pursuant to their option to purchase additional shares, at an offering price of $40.00 per share. The
Company raised net proceeds of $169 million through the IPO, net of underwriting discounts and other offering costs of $22.41 million. Directly attributable transaction costs related to the issuance of new ordinary shares of $8.5 million were deducted from equity. These costs, primarily underwriting fees, were offset against the gross proceeds recognized in Additional paid in capital.
The Company’s registration statement on Form S-8 (File No. 333-290150) registering shares under its employee equity plans, was declared effective by the Securities and Exchange Commission (“SEC”) on
September 10, 2025.